Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes Payable [Abstract]
Schedule of promissory notes due loan

	As of March 31, 2014	As of December 31, 2013
Subordinated 8% promissory notes due December 2013	$216,000	$216,000
Subordinated 8% promissory notes due September 2014	684,000	684,000
Total notes payable	900,000	900,000
Less: debt discount	(55,078)	(141,049)
Total notes payable, less debt discount	$844,292	$758,951

	2013	2012
Subordinated 8% promissory notes due December 2013	$216,000	$216,000
Subordinated 8% promissory notes due September 2014	684,000	-
Total notes payable	900,000	216,000
Less: debt discount	(141,049)	(62,325)
Total notes payable, less debt discount	$758,951	$153,675